Share-based compensation (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	10.00%
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	0.00%
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.43%	1.04%	2.47%
Expected term	6 years	6 years 5 months 16 days	6 years
Volatility rate	55.70%	63.40%
Dividend yield	5.00%	5.00%
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate			48.40%
Dividend yield			0.00%
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate			50.00%
Dividend yield			5.00%